Note 15 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.	Stock-based compensation

Company stock option plan

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries, other than its CEO.  Options are granted at the market price for the underlying shares on the date of grant.  Each option vests over a four-year term, expires five years from the date granted and allows for the purchase of one Subordinate Voting Share.  All Subordinate Voting Shares issued are new shares.  As at December 31, 2013, there were 298,250 options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards.  Stock option activity for the years ended December 31, 2013, 2012 and 2011 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2010	1,850,300	$19.03
Granted	308,000	30.78
Exercised	(262,750)	19.87
Shares issuable under options - December 31, 2011	1,895,550	$20.83
Granted	367,000	31.48
Exercised	(363,850)	19.15
Forfeited	(169,500)	32.38
Shares issuable under options - December 31, 2012	1,729,200	$22.31
Granted	422,000	31.35
Exercised	(464,150)	16.20
Shares issuable under options - December 31, 2013	1,687,050	$26.25	2.5	$28,345
Options exercisable - End of period	709,350	$21.97	1.6	$14,950

The Company incurred stock-based compensation expense related to these awards of $4,166 during the year ended December 31, 2013 (2012 - $3,169; 2011 - $2,335).

As at December 31, 2013, the range of option exercise prices was $11.74 to $40.66 per share.  Also as at December 31, 2013, the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were $28,345 and 2.5 years, respectively.

The following table summarizes information about option exercises during years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Number of options exercised	464,150	363,850	262,750

Aggregate fair value	$16,780	$11,198	$8,510
Intrinsic value	9,313	4,265	3,320
Amount of cash received	7,467	6,933	5,190

Tax benefit recognized	$3,148	$1,438	$1,119

As at December 31, 2013, there was $4,351 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next 4 years.  During the year ended December 31, 2013, the fair value of options vested was $3,956 (2012 - $3,485; 2011 - $2,606).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

	2013	2012	2011

Risk free rate	0.4%	0.4%	1.0%
Expected life in years	4.75	4.75	4.75
Expected volatility	37.5%	40.3%	39.4%
Dividend yield	0.0%	0.0%	0.0%

Weighted average fair value per option granted	$10.13	$10.87	$10.73

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term.  The expected life in years represents the estimated period of time until exercise and is based on historical experience.  The expected volatility is based on the historical prices of the Company’s shares over the previous four years.  The dividend yield assumption for 2013 option grants was nil as the grants preceded the Company’s new dividend policy.

Subsidiary stock option plans

The Company has stock option plans at its Commercial Real Estate subsidiary entitling the holders to acquire up to a 1.0% interest in the subsidiary as at December 31, 2013.  Since the inception of the plan, stock options representing a 7.2% interest in the subsidiary were exercised.  Options, as well as shares acquired upon option exercise under the subsidiary stock option plan, are liability classified awards because the underlying stock is also classified as a liability.  The fair value of the liability relating to these awards is calculated each period using the Black-Scholes option pricing model.  The fair value of the liability related to these awards as at December 31, 2013 was $12,834 (2012 - $4,266) and compensation expense recognized related to the awards for the year ended December 31, 2013 was $8,568 (2012 - $4,266; 2011 - nil).